Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Mar. 22, 2022
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund II
CIK	dei_EntityCentralIndexKey	0001364608
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 23, 2022
Effective Date	dei_DocumentEffectiveDate	Mar. 23, 2022
Prospectus Date	rr_ProspectusDate	Mar. 23, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A